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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-22188
Van Kampen Retirement Strategy Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/10

Item 1. Schedule of Investments.

Van Kampen In Retirement Strategy Fund
Portfolio of Investments ▪ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 100.2%
Banc of America Securities ($8,388,162 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $8,388,339)	$8,388,162
JPMorgan Chase & Co. ($12,873,809 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $12,874,081)	12,873,809
State Street Bank & Trust Co. ($846,029 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $846,030)	846,029

Total Repurchase Agreements 100.2%
(Cost $22,108,000)	22,108,000

Liabilities in Excess of Other Assets (0.2%)	(47,820)

Net Assets 100.0%	$22,060,180

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen In Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Repurchase Agreements	$—	$22,108,000	$—	$22,108,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

				Change in
	Purchase	Sales	Realized	Unrealized	Income	8/31/2009	5/31/2010
Investments	Cost	Proceeds	Gain/Loss	Gain/Loss	Earned	Value	Value
Van Kampen American Value Fund, Class I	$236,815	$370,652	$45,135	$(17,631)	$1,629	$106,333	$-0-
Van Kampen Capital Growth Fund, Class I	225,964	321,018	32,495	(11,674)	-0-	74,233	-0-
Van Kampen Core Equity Fund, Class I	165,048	214,291	6,677	(7,458)	2,187	50,024	-0-
Van Kampen Emerging Markets Fund, Class I	58,934	76,229	2,459	(3,926)	-0-	18,762	-0-
Van Kampen Growth and Income Fund, Class I	301,540	381,914	7,728	(12,538)	3,106	85,184	-0-
Van Kampen High Yield Fund, Class I	589,713	1,283,987	85,497	(48,722)	13,703	657,499	-0-
Van Kampen International Growth Fund, Class I	318,790	334,219	(27,984)	(8,578)	4,568	51,991	-0-
Van Kampen Mid Cap Growth Fund, Class I	64,544	98,333	13,149	(5,208)	-0-	25,848	-0-
Total	$1,961,348	$3,080,643	$165,156	$(115,735)	$25,193	$1,069,874	$-0-

Van Kampen In Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 100.3%
Banc of America Securities ($5,790,670 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $5,790,792)	$5,790,670
JPMorgan Chase & Co. ($8,887,284 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $8,887,472)	8,887,284
State Street Bank & Trust Co. ($584,046 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $584,047)	584,046

Total Investments 100.3% (Cost $15,262,000)	15,262,000

Liabilities in Excess of Other Assets (0.3%)	(46,147)

Net Assets 100.0%	$15,215,853

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3

Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position

Repurchase Agreements	$-	$15,262,000	$-	$15,262,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen American Value Fund, Class I	$246,010	$545,471	$78,973	$(31,319)	$2,549	$251,807	$-0-
Van Kampen Capital Growth Fund, Class I	176,975	380,500	51,203	(20,237)	-0-	172,559	-0-
Van Kampen Core Equity Fund, Class I	133,774	252,053	15,119	(13,258)	2,347	116,418	-0-
Van Kampen Emerging Markets Fund, Class I	45,619	97,755	7,969	(6,108)	-0-	50,275	-0-

Van Kampen 2010 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen Growth and Income Fund, Class I	$223,120	$437,803	$26,256	$(22,901)	$3,824	$211,328	$-0-
Van Kampen High Yield Fund, Class I	237,059	772,179	59,194	(30,730)	9,531	506,656	-0-
Van Kampen International Growth Fund, Class I	234,237	395,253	(7,279)	(22,543)	5,125	190,838	-0-
Van Kampen Mid Cap Growth Fund, Class I	72,207	152,164	22,942	(8,735)	-0-	65,750	-0-
Total	$1,369,001	$3,033,178	$254,377	$(155,831)	$23,376	$1,565,631	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 101.1%
Banc of America Securities ($9,070,734 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $9,070,925)	$9,070,734
JPMorgan Chase & Co. ($13,921,393 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $13,921,687)	13,921,393
State Street Bank & Trust Co. ($914,873 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $914,874)	914,873

Total Repurchase Agreements 101.1% (Cost $23,907,000)	23,907,000

Liabilities in Excess of Other Assets (1.1%)	(253,246)

Net Assets 100.0%	$23,653,754

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in Asset Position:
Repurchase Agreements	$—	$23,907,000	$—	$23,907,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Van Kampen 2015 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

				Change in
	Purchase	Sales	Realized	Unrealized	Income	8/31/2009	5/31/2010
Investment	Cost	Proceeds	Gain/Loss	Gain/Loss	Earned	Value	Value
Van Kampen American Value Fund, Class I	$430,956	$950,286	$154,149	$(59,516)	$4,675	$424,697	$-0-
Van Kampen Capital Growth Fund, Class I	289,299	632,956	96,941	(38,750)	-0-	285,466	-0-
Van Kampen Core Equity Fund, Class I	234,905	432,096	26,808	(24,800)	4,745	195,183	-0-
Van Kampen Emerging Markets Fund, Class I	89,632	173,267	14,295	(12,667)	-0-	82,007	-0-
Van Kampen Growth and Income Fund, Class I	392,430	753,655	51,391	(43,424)	7,153	353,258	-0-
Van Kampen High Yield Fund, Class I	295,225	826,031	64,395	(35,589)	9,729	502,000	-0-
Van Kampen International Growth Fund, Class I	410,034	669,451	(15,505)	(43,213)	9,819	318,135	-0-
Van Kampen Mid Cap Growth Fund, Class I	102,327	244,362	43,354	(17,404)	-0-	116,085	-0-
Total	$2,244,808	$4,682,104	$435,828	$(275,363)	$36,121	$2,276,831	$-0-
Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 102.5%
Banc of America Securities ($9,888,758 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $9,888,966)	$9,888,758
JPMorgan Chase & Co. ($15,176,863 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $15,177,184)	15,176,863
State Street Bank & Trust Co. ($997,379 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $997,380)	997,379

Total Repurchase Agreements 102.5%
(Cost $26,063,000)	26,063,000

Liabilities in Excess of Other Assets (2.5%)	(634,038)

Net Assets 100.0%	$25,428,962

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in Asset Position
Repurchase Agreements	$ -	$26,063,000	$ -	$26,063,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Van Kampen 2020 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen American Value Fund, Class I	$575,790	$1,094,530	$145,282	$(51,618)	$5,332	$425,076	$-0-
Van Kampen Capital Growth Fund, Class I	398,501	736,174	91,166	(33,501)	-0-	280,008	-0-
Van Kampen Core Equity Fund, Class I	329,844	524,846	19,396	(21,517)	5,518	197,123	-0-
Van Kampen Emerging Markets Fund, Class I	122,638	203,934	9,145	(10,681)	-0-	82,832	-0-
Van Kampen Growth and Income Fund, Class I	575,211	917,903	33,716	(37,817)	8,308	346,793	-0-
Van Kampen High Yield Fund, Class I	212,884	209,815	(3,069)	-0-	11,068	-0-	-0-
Van Kampen International Growth Fund, Class I	597,469	832,574	(47,921)	(36,812)	11,702	319,838	-0-
Van Kampen Mid Cap Growth Fund, Class I	146,721	288,227	42,471	(14,781)	-0-	113,816	-0-
Total	$2,959,058	$4,808,003	$290,186	$(206,727)	$41,928	$1,765,486	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 101.7%
Banc of America Securities ($7,771,987 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $7,772,152)	$7,771,987
JPMorgan Chase & Co. ($11,928,131 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $11,928,382)	11,928,131
State Street Bank & Trust Co. ($783,882 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $783,883)	783,882

Total Investments 101.7% (Cost $20,484,000)	20,484,000

Liabilities in Excess of Other Assets (1.7%)	(339,196)

Net Assets 100.0%	$20,144,804

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1		Level 2	Level 3

Other
			Significant	Significant
	Quoted		Observable	Unobservable
Investments	Prices		Inputs	Inputs	Total

Investments in an Asset Position

Repurchase Agreements		$-	$20,484,000	$-	$20,484,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen American Value Fund, Class I	$488,571	$952,406	$129,710	$(49,511)	$4,635	$383,636	$-0-
Van Kampen Capital Growth Fund, Class I	385,246	695,302	81,840	(31,287)	-0-	259,503	-0-
Van Kampen Core Equity Fund, Class I	278,659	461,666	18,993	(20,875)	4,895	184,889	-0-
Van Kampen Emerging Markets Fund, Class I	118,164	193,602	7,837	(9,792)	-0-	77,393	-0-

Van Kampen 2025 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen Growth and Income Fund, Class I	$477,876	$791,446	$29,836	$(35,850)	$7,137	$319,584	$-0-
Van Kampen High Yield Fund, Class I	365,761	360,402	(5,359)	-0-	17,275	-0-	-0-
Van Kampen International Growth Fund, Class I	527,448	742,748	(39,250)	(34,463)	10,210	289,013	-0-
Van Kampen Mid Cap Growth Fund, Class I	146,898	272,260	40,243	(14,099)	-0-	99,218	-0-
Total	$2,788,623	$4,469,832	$263,850	$(195,877)	$44,152	$1,613,236	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 100.2%
Banc of America Securities ($6,431,126 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $6,431,262)	$6,431,126
JPMorgan Chase & Co. ($9,870,231 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10 to be sold on 06/01/10 at $9,870,439)	9,870,231
State Street Bank & Trust Co. ($648,643 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $648,643)	648,643

Total Investments 100.2% (Cost $16,950,000)	16,950,000

Liabilities in Excess of Other Assets (0.2%)	(30,772)

Net Assets 100.0%	$16,919,228

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3

Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position

Repurchase Agreements	$-	$16,950,000	$-	$16,950,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen American Value Fund, Class I	$504,171	$910,655	$119,525	$(44,566)	$4,287	$331,525	$-0-
Van Kampen Capital Growth Fund, Class I	375,451	638,461	72,677	(29,560)	-0-	219,893	-0-
Van Kampen Core Equity Fund, Class I	291,582	445,610	14,334	(18,139)	4,389	157,833	-0-
Van Kampen Emerging Markets Fund, Class I	127,469	187,562	6,311	(9,501)	-0-	63,283	-0-

Van Kampen 2030 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen Growth and Income Fund, Class I	$499,812	$763,299	$24,123	$(31,456)	$6,740	$270,820	$-0-
Van Kampen High Yield Fund, Class I	400,934	394,483	(6,451)	-0-	19,548	-0-	-0-
Van Kampen International Growth Fund, Class I	535,170	705,946	(41,077)	(33,062)	9,081	244,915	-0-
Van Kampen Mid Cap Growth Fund, Class I	146,023	258,372	35,371	(12,996)	-0-	89,974	-0-
Total	$2,880,612	$4,304,388	$224,813	$(179,280)	$44,045	$1,378,243	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 101.0%
Banc of America Securities ($3,368,848 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $3,368,919)	$3,368,848
JPMorgan Chase & Co. ($5,170,371 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $5,170,480)	5,170,371
State Street Bank & Trust Co. ($339,781 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $339,781)	339,781

Total Repurchase Agreements 101.0% (Cost $8,879,000)	8,879,000

Liabilities in Excess of Other Assets (1.0%)	(87,517)

Net Assets 100.0%	$8,791,483

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in Asset Position
Repurchase Agreements	$-	$8,879,000	$-	$8,879,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen American Value Fund, Class I	$335,248	$621,610	$85,391	$(29,660)	$2,892	$230,631	$-0-
Van Kampen Capital Growth Fund, Class I	242,218	431,026	51,440	(19,715)	-0-	157,083	-0-
Van Kampen Core Equity Fund, Class I	182,850	294,543	13,021	(12,290)	2,998	110,962	-0-
Van Kampen Emerging Markets Fund, Class I	84,658	137,291	5,816	(6,522)	-0-	53,339	-0-

Van Kampen 2035 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen Growth and Income Fund, Class I	$307,425	$501,082	$21,362	$(21,171)	$4,512	$193,466	$-0-
Van Kampen High Yield Fund, Class I	246,218	242,694	(3,524)	-0-	10,991	-0-	-0-
Van Kampen International Growth Fund, Class I	300,311	431,271	(23,098)	(20,912)	6,253	174,970	-0-
Van Kampen Mid Cap Growth Fund, Class I	111,203	187,963	24,780	(8,722)	-0-	60,702	-0-
Total	$1,810,131	$2,847,480	$175,188	$(118,992)	$27,646	$981,153	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 105.4%
Banc of America Securities ($3,089,597 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $3,089,662)	$3,089,597
JPMorgan Chase & Co. ($4,741,787 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10 to be sold on 06/01/10 at $4,741,887)	4,741,787
State Street Bank & Trust Co. ($311,616 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $311,617)	311,616

Total Repurchase Agreements 105.4% (Cost $8,143,000)	8,143,000

Liabilities in Excess of Other Assets (5.4%)	(420,013)

Net Assets 100.0%	$7,722,987

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1		Level 2	Level 3

Other
			Significant	Significant
	Quoted		Observable	Unobservable
Investments	Prices		Inputs	Inputs		Total

Investments in an Asset Position:

Repurchase Agreements		$-	$8,143,000		$-	$8,143,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen American Value Fund, Class I	$ 341,512	$ 521,832	$ 56,150	$ (16,649)	$ 2,389	$ 140,819	$ -0-
Van Kampen Capital Growth Fund, Class I	250,127	368,029	34,255	(11,901)	-0-	95,548	-0-
Van Kampen Core Equity Fund, Class I	194,583	258,118	4,632	(6,687)	2,653	65,590	-0-
Van Kampen Emerging Markets Fund, Class I	101,310	144,333	3,101	(5,248)	-0-	45,170	-0-
Van Kampen Growth and Income Fund, Class I	325,093	434,666	5,192	(11,031)	3,767	115,412	-0-

Van Kampen 2040 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

Investment	Purchase	Sales	Realized	Change in	Income	8/31/2009	5/31/2010
	Cost	Proceeds	Gain/Loss	Unrealized	Earned	Value	Value
				Gain/Loss
Van Kampen High Yield Fund, Class I	$210,460	$207,337	$(3,123)	$-0-	$9,924	$-0-	$-0-
Van Kampen International Growth Fund, Class I	331,912	394,210	(31,160)	(12,224)	5,492	105,682	-0-
Van Kampen Mid Cap Growth Fund, Class I	104,760	153,854	16,718	(5,220)	-0-	37,596	-0-
Total	$1,859,757	$2,482,379	$85,765	$(68,960)	$24,225	$605,817	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”)) (the “Transaction”). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 103.4%
Banc of America Securities ($1,217,551 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $1,217,576)	$1,217,551
JPMorgan Chase & Co. ($1,868,647 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $1,868,687)	1,868,647
State Street Bank & Trust Co. ($122,802 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $122,802)	122,802

Total Repurchase Agreements 103.4% (Cost $3,209,000)	3,209,000

Liabilities in Excess of Other Assets (3.4%)	(105,348)

Net Assets 100.0%	$3,103,652

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position

Repurchase Agreements	$-	$3,209,000	$-	$3,209,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

				Change in
	Purchase	Sales	Realized	Unrealized	Income	8/31/2009	5/31/2010
Investment	Cost	Proceeds	Gain/Loss	Gain/Loss	Earned	Value	Value
Van Kampen American Value Fund, Class I	$108,776	$212,860	$31,765	$(12,156)	$1,037	$84,475	$-0-
Van Kampen Capital Growth Fund, Class I	79,143	148,197	22,071	(9,583)	-0-	56,566	-0-
Van Kampen Core Equity Fund, Class I	62,448	102,010	5,592	(4,781)	1,131	38,751	-0-
Van Kampen Emerging Markets Fund, Class I	29,220	57,342	4,779	(4,197)	-0-	27,540	-0-

Van Kampen 2045 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

				Change in
	Purchase	Sales	Realized	Unrealized	Income	8/31/2009	5/31/2010
Investment	Cost	Proceeds	Gain/Loss	Gain/Loss	Earned	Value	Value
Van Kampen Growth and Income Fund, Class I	$104,507	$175,466	$8,747	$(7,790)	$1,596	$70,002	$-0-
Van Kampen High Yield Fund, Class I	94,185	92,891	(1,294)	-0-	4,544	-0-	-0-
Van Kampen International Growth Fund, Class I	115,491	164,234	(4,753)	(9,543)	2,319	63,039	-0-
Van Kampen Mid Cap Growth Fund, Class I	34,020	61,669	9,910	(4,146)	-0-	21,885	-0-
Total	$627,790	$1,014,669	$76,817	$(52,196)	$10,627	$362,258	$-0-

Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”) (the “Transaction”)). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited)

Description	Value

Repurchase Agreements 103.6%
Banc of America Securities ($1,329,099 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $1,329,127)	$1,329,099
JPMorgan Chase & Co. ($2,039,848 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10 to be sold on 06/01/10 at $2,039,891)	2,039,848
State Street Bank & Trust Co. ($134,053 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $134,053)	134,053

Total Investments 103.6% (Cost $3,503,000)	3,503,000

Liabilities in Excess of Other Assets (3.6%)	(120,263)

Net Assets 100.0%	$3,382,737

Percentages are calculated as a percentage of net assets.
Security Valuation Generally, the assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Repurchase Agreements	$—	$3,503,000	$—	$3,503,000

Transactions with Affiliates The Fund invests in Underlying Affiliated Funds of Van Kampen Asset Management. A summary of the Fund’s transactions in shares of the Underlying Affiliated Funds during the nine months ended May 31, 2010 is as follows:

				Change in
	Purchase	Sales	Realized	Unrealized	Income	8/31/2009	5/31/2010
Investment	Cost	Proceeds	Gain/Loss	Gain/Loss	Earned	Value	Value
Van Kampen American Value Fund, Class I	$135,039	$252,599	$33,460	$(10,952)	$1,180	$95,052	$-0-
Van Kampen Capital Growth Fund, Class I	82,555	160,744	22,518	(8,879)	-0-	64,550	-0-
Van Kampen Core Equity Fund, Class I	70,355	114,807	4,857	(4,508)	1,106	44,103	-0-
Van Kampen Emerging Markets Fund, Class I	36,623	67,367	4,575	(4,015)	-0-	30,184	-0-

Van Kampen 2050 Retirement Strategy Fund
Portfolio of Investments ■ May 31, 2010 (Unaudited) continued

				Change in
	Purchase	Sales	Realized	Unrealized	Income	8/31/2009	5/31/2010
Investment	Cost	Proceeds	Gain/Loss	Gain/Loss	Earned	Value	Value
Van Kampen Growth and Income Fund, Class I	$115,308	$195,022	$7,571	$(6,829)	$1,739	$78,972	$-0-
Van Kampen High Yield Fund, Class I	115,719	114,022	(1,697)	-0-	5,362	-0-	-0-
Van Kampen International Growth Fund, Class I	125,991	180,971	(7,691)	(8,618)	2,361	71,289	-0-
Van Kampen Mid Cap Growth Fund, Class I	43,357	74,667	10,533	(3,857)	-0-	24,634	-0-
Total	$724,947	$1,160,199	$74,128	$(47,660)	$11,748	$408,784	$-0-
Subsequent Events On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Van Kampen Retirement Strategy Trust (the “Funds”) (the “Transaction”)). In contemplation of the Transaction, on May 11, 2010, shareholders of the Funds approved a reorganization (the “Reorganization”) of the Funds into corresponding funds of the Invesco Balanced-Risk Retirement Funds (the “Acquiring Funds”), funds advised by affiliates of Invesco Ltd. The Reorganization was completed on June 1, 2010 at which time shareholders of the Funds received shares of the Acquiring Funds in exchange for their shares of the Funds.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Van Kampen Retirement Strategy Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.